Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We grant equity awards, including Stock Options, RSUs, and PSUs to our employees and directors, as applicable, on an annual basis. We may also grant equity awards to individuals upon hire or promotion or for retention purposes. During the last fiscal year, neither the Board nor the Compensation and Human Capital Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	We grant equity awards, including Stock Options, RSUs, and PSUs to our employees and directors, as applicable, on an annual basis. We may also grant equity awards to individuals upon hire or promotion or for retention purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During the last fiscal year, neither the Board nor the Compensation and Human Capital Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false